Earnings per share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share
Schedule of earnings and number of shares used in basic and diluted loss per share computations

	2024	2023	2022
Profit for the year net of tax attributable to ordinary equity holders of the parent for basic earnings	25,534	46,115	7,303

Weighted average number of ordinary shares for basic earnings per share	18,204,262	19,739,686	19,797,137
Weighted average number of ordinary shares for diluted earnings per share	18,436,965	20,031,225	19,797,137

Earnings per share:
Earnings attributable to ordinary equity holders of the parent, US$ - basic	1.40	2.34	0.37
Earnings attributable to ordinary equity holders of the parent, US$ - diluted	1.38	2.30	0.37

Schedule of reconciliations of weighted average number of ordinary shares.

	2024	2023	2022
Weighted-average number of ordinary shares (basic) at 31 December	18,204,262	19,739,686	19,797,137
Effect of issue of ordinary shares related to Cubic Games Studio Ltd put option	—	87,897	—
Effect of share options to be issued	232,703	203,642	—
Weighted-average number of ordinary shares (diluted) at 31 December	18,436,965	20,031,225	19,797,137